Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.88%
Arizona–2.20%
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(a)	5.25%	12/15/2038	$100	$101,844
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(a)	6.00%	07/01/2052	1,000	1,032,034
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	1,000	850,020
				1,983,898
Arkansas–1.74%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	1,500	1,568,259
California–9.00%
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023, RB(c)	5.00%	08/01/2029	1,500	1,593,774
California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	500	514,060
California (State of) Health Facilities Financing Authority (Commonspirit Health);
Series 2020, Ref. RB(c)(d)	4.00%	04/01/2030	35	37,490
Series 2020, Ref. RB	4.00%	04/01/2049	965	956,829
California (State of) Municipal Finance Authority (Sustainability Bonds); Series 2021, RB(a)	4.00%	11/01/2036	1,625	1,565,755
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.); Series 2023, RB(a)(b)	5.00%	07/01/2038	500	543,949
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(a)	5.00%	11/21/2045	1,650	1,696,479
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(a)	5.00%	11/15/2051	1,250	1,194,761
				8,103,097
Colorado–3.22%
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2022, RB	5.25%	11/01/2052	1,500	1,629,618
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2020 A, Ref. RB	4.00%	07/15/2035	1,250	1,269,207
				2,898,825
District of Columbia–5.53%
District of Columbia (Green Bonds); Series 2022 A, RB(b)	5.50%	08/31/2034	2,500	2,860,497
Washington Metropolitan Area Transit Authority (Green Bonds);
Series 2023 A, RB	5.25%	07/15/2053	1,000	1,101,192
Series 2024 A, RB	4.38%	07/15/2056	1,000	1,020,054
				4,981,743
Florida–3.76%
Capital Trust Agency, Inc. (Sustainability Bonds);
Series 2021, RB(a)	4.00%	06/15/2031	700	674,596
Series 2021, RB(a)	4.00%	06/15/2051	2,000	1,586,125
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion); Series 2024, Ref. RB(b)	5.00%	07/01/2041	1,000	1,019,882
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(a)	5.75%	07/15/2053	100	100,999
				3,381,602
Georgia–4.74%
Atlanta (City of), GA (Beltline); Series 2016 A, Ref. RB	5.00%	01/01/2026	1,275	1,276,692
Atlanta (City of), GA (Green Bonds); Series 2023, RB(b)	5.25%	07/01/2043	1,000	1,099,912
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	1,750	1,462,139
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.38%	12/01/2053	250	253,819
Series 2018 A-2, RB(c)	5.50%	12/01/2028	175	172,600
				4,265,162
Illinois–3.50%
Chicago (City of), IL; Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	1,000	1,061,605
Chicago (City of), IL (Chicago Works); Series 2023 A, GO Bonds	5.50%	01/01/2039	1,000	1,076,839
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Park District; Series 2020 D, GO Bonds (INS - BAM)(e)	4.00%	01/01/2038	$1,000	$1,012,209
				3,150,653
Indiana–1.15%
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,000	1,032,180
Iowa–0.11%
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	6.00%	10/01/2048	100	100,161
Kentucky–1.11%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 B, RB(a)(b)	4.45%	01/01/2042	1,000	995,231
Louisiana–4.30%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Entergy Louisiana LLC); Series 2021 B, Ref. RB	2.50%	04/01/2036	2,000	1,684,187
New Orleans (City of), LA; Series 2020 B, RB	5.00%	06/01/2045	2,075	2,181,607
				3,865,794
Maryland–2.33%
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(b)	5.25%	06/30/2052	2,000	2,098,238
Massachusetts–1.11%
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds); Series 2015, RB	5.00%	07/01/2044	1,000	1,000,689
Minnesota–7.95%
Chisago (City of), MN (CDL Homes LLC); Series 2013 B, RB	6.00%	08/01/2043	1,000	1,000,398
Cokato (City of), MN (Cokato Charitable Trust); Series 2006 A, Ref. RB	5.25%	12/01/2026	65	64,131
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	6.00%	08/01/2035	2,300	1,636,429
Hayward (City of), MN (St. John’s Lutheran Home of Albert Lea); Series 2014, Ref. RB(f)	5.38%	10/01/2044	500	300,000
International Falls (City of), MN (Boise Cascade Corp.); Series 1999, Ref. RB(b)	6.85%	12/01/2029	115	115,258
Little Canada (City of), MN (PHS/Mayfield LLC); Series 2010, Ref. RB	6.00%	12/01/2030	250	245,326
Minneapolis & St. Paul (Cities of), MN Housing Finance Board; Series 2007 A-2, RB (CEP - GNMA)(b)	5.52%	03/01/2041	5	4,987
Minnesota (State of) Housing Finance Agency; Series 2013 B-1, RB	5.30%	08/01/2044	1,050	1,050,186
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2004, RB	6.25%	03/01/2029	171	159,098
St. Paul (City of), MN Port Authority; Series 2007-1, RB	5.00%	08/01/2036	1,175	1,175,771
Stillwater (City of), MN (Orleans Homes);
Series 2007, RB(b)	5.38%	02/01/2032	900	899,947
Series 2007, RB(b)	5.50%	02/01/2042	510	499,975
				7,151,506
New Hampshire–0.97%
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(b)(c)	3.75%	07/02/2040	1,000	872,672
New Jersey–3.41%
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(a)	6.50%	11/01/2052	100	105,448
New Jersey (State of) Economic Development Authority (Portal North Bridge); Series 2022 A, RB	5.00%	11/01/2052	1,000	1,070,343
New Jersey (State of) Educational Facilities Authority (Green Bonds); Series 2020 A, RB	5.00%	07/01/2037	1,790	1,893,712
				3,069,503
New Mexico–1.83%
Farmington (City of), NM (San Juan and Four Corners); Series 2016 B, Ref. RB	2.15%	04/01/2033	2,000	1,650,868
New York–19.22%
Metropolitan Transportation Authority (Green Bonds);
Series 2020 C-1, RB	5.00%	11/15/2050	1,000	1,040,447
Series 2020 C-1, RB	5.25%	11/15/2055	2,000	2,104,350
New York (City of), NY;
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	1,000	999,472
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,000	1,111,465
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2020 A, Ref. RB	4.00%	09/01/2045	$1,500	$1,434,454
New York (State of) Housing Finance Agency (Sustainability Bonds); Series 2021 D-1, RB	2.65%	11/01/2051	2,965	2,116,232
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB (INS - AGM)(e)	2.75%	11/15/2041	1,000	812,001
Series 2021 A, Ref. RB	2.88%	11/15/2046	1,000	775,440
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds); Series 2023, RB(b)	6.00%	06/30/2054	3,000	3,275,054
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB (INS - AGC)(b)(e)	5.25%	12/31/2054	2,000	2,155,744
Triborough Bridge & Tunnel Authority; Series 2021 C-3, RB	4.00%	05/15/2051	1,500	1,475,643
				17,300,302
Oregon–3.24%
Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.); Series 2021, Ref. RB	4.00%	12/01/2051	2,000	1,573,539
Oregon (State of); Series 2020 M, VRD GO Bonds(g)	0.75%	12/01/2044	250	250,000
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2053	1,000	1,096,726
				2,920,265
Pennsylvania–3.70%
Chester (County of), PA Industrial Development Authority (Sustainability Bonds); Series 2021, RB	4.00%	12/01/2051	1,000	980,453
Geisinger Authority (Geisinger Health System); Series 2020, Ref. RB	4.00%	04/01/2050	2,415	2,353,226
				3,333,679
Tennessee–0.11%
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(a)	5.13%	06/01/2036	100	102,147
Texas–1.48%
San Antonio (City of), TX; Series 2020, RB	5.00%	02/01/2049	1,260	1,330,643
Washington–6.96%
King (County of), WA; Series 2019 A, Ref. VRD GO Bonds(g)	0.50%	01/01/2046	350	350,000
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(b)	5.63%	12/01/2040	2,000	2,041,248
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	1,000	1,051,887
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2035	2,745	2,820,820
				6,263,955
Wisconsin–4.21%
Somers (Village of), WI; Series 2018 B, Ref. RB	4.85%	06/01/2036	1,235	1,239,631
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(e)	5.00%	07/01/2058	100	101,633
Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(b)	4.00%	09/30/2051	2,540	2,255,926
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(a)	5.00%	06/15/2039	100	100,335
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools); Series 2019 A, RB(a)	5.50%	06/01/2054	100	87,299
				3,784,824
TOTAL INVESTMENTS IN SECURITIES(h)–96.88% (Cost $85,180,113)				87,205,896
OTHER ASSETS LESS LIABILITIES–3.12%				2,808,949
NET ASSETS–100.00%				$90,014,845
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $12,800,922, which represented 14.22% of the Fund’s Net Assets.

(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(g)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2024.

(h)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2024, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Environmental Focus Municipal Fund